Commitments and Contingencies - Asset Purchase Agreement (Details) - Orsenix, LLC - Asset Purchase Agreement $ in Millions	Dec. 04, 2020 USD ($)
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront fee payments	$ 12.0
Payments made upon achievement of regulatory milestone	6.0
Payments made upon achievement of commercial milestone	$ 10.0